CONCENTRATIONS (Details Narrative) - Accounts Receivable [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Customer A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	29.00%	0.00%
Customer B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	14.00%	0.00%
Customer F [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	29.00%	34.00%
Customer H [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	29.00%
Customer E [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		48.00%